UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      August 31

Date of reporting period:     February 28, 2005

ITEM 1.  REPORT TO SHAREHOLDERS.


JOHN HANCOCK
High Yield Municipal Bond Fund

2.28.2005

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 16

For more information
page 29


Dear Fellow Shareholders,

After advancing for a second straight year in 2004, the stock market pulled back in the first two months of 2005. For much of 2004 the market had been in the doldrums as investors fretted about rising oil prices, higher interest rates, the war in Iraq and a closely contested presidential race. But the year ended on a high note with a sharp rally sparked by a definitive end to the U.S. presidential election and moderating oil prices.

Investors were brought back down to earth in January, however, as the market declined in three of the four weeks and produced negative results for the month in a broad-based move downward. Rising oil prices and interest rates, and concerns about less robust corporate earnings growth were among the culprits that kept investors on the sidelines. Investors began to re-enter the market in February, reversing January's decline. But as the month progressed investors again grew concerned about further spikes in oil prices and rising interest rates. As a result, the first two months of 2005 ended with the major indexes either flat or slightly negative. By the end of February, the Dow Jones Industrial Average was essentially flat at 0.25%, as was the S&P 500 Index at -0.38%, while the Nasdaq Composite Index fell by 5.59%. Bonds were also flat in January and February, with the Lehman Brothers Aggregate Bond Index returning 0.03% in the first two months of 2005.

In October, you may recall we requested your vote on a proposal regarding the election of your fund's Board of Trustees. We are pleased to report that shareholders overwhelmingly approved the proposal, which became effective January 1, 2005. As a result, all open-end John Hancock funds now have the same Board of Trustees, comprised of 11 members -- ten of them, including the Chairman, are independent Trustees with no direct or indirect interest in John Hancock Advisers, LLC, your fund's investment adviser. We believe this move is a way to improve the effectiveness of the Trustees' oversight of the funds, and we are grateful for your support.

Sincerely,

/S/ James A. Shepherdson

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of February 28, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks a
high level of current
income that is
largely exempt from
federal income tax,
consistent with
preservation of
capital, by normally
investing at least
80% of its assets in
municipal bonds of
any maturity with
credit ratings from A
to BB/Ba and their
unrated equivalents.

Over the last six months

* Municipal bonds gained ground and outperformed the broad taxable bond market; high-yield issues led the market's advance.

* The Fund's emphasis on credit research and individual security selection helped it outperform its peer group average.

* Tobacco-related municipal bonds and transportation bonds contributed positively to Fund performance.

[Bar chart with heading "John Hancock High Yield Municipal Bond Fund." Under the heading is a note that reads "Fund performance for the six moths ended February 28, 2005." The chart is scaled in increments of 2% with 0% at the bottom and 6% at the top. The first bar represents the 4.82% total return for Class A. The second bar represents the 4.44% total return for Class B. The third bar represents the 4.43% total return for Class C. A note below the chart reads "Total returns for Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]

Top 10 holdings

 5.4%   Atlanta, City of, 11-1-19, 8.3515%
 4.3%   Foothill/Eastern Transportation Corridor Agency, 1-1-18, Zero
 3.9%   Puerto Rico, Commonwealth of, 7-1-18, 7.890%
 2.9%   Homestead, City of, 11-1-18, 7.950%
 2.7%   Waterford, Township of, 1-1-39, 6.000%
 2.7%   Mass. Health and Educational Fac. Auth., 12-15-31, 9.200%
 2.7%   Western Generation Agency, 1-1-21, 7.125%
 2.7%   San Bernardino, County of, 8-1-17, 5.500%
 2.3%   Hopewell Industrial Development Auth., 6-1-16, 8.250%
 2.3%   New Jersey Economic Development Auth., 11-1-23, 8.500%

As a percentage of net assets on February 28, 2005.

BY DIANNE SALES, CFA, AND BARRY EVANS, CFA, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
High Yield Municipal
Bond Fund

Recently, Barry Evans rejoined the portfolio management team following the departure from the company of former team member James Colby.

Municipal bonds gained ground during the six months ended February 28, 2005, and outperformed the broad taxable bond market. The economy continued to grow at a moderate pace, with steady consumer spending and erratic but improving job growth. To keep the economy from overheating and sparking higher inflation, the Federal Reserve raised short-term interest rates four times during the six-month period, increasing the federal funds rate from 1.5% to 2.5% -- its highest level since September 2001.

"Municipal bonds gained ground
 during the six months ended
 February 28, 2005, and
 outperformed the broad
 taxable bond market."

As a result, the yield curve flattened during the period as the gap between the yields of short-term and longer-term bonds narrowed. While short-term bond yields rose in lockstep with the Fed rate hikes, long-term bond yields -- which are most sensitive to inflation expectations -- declined slightly as the Fed's actions boosted investor confidence that inflation was under control. Longer-term municipal bonds performed especially well, as taxable-bond investors crossed over to the municipal market to find attractively valued, high-quality long-term bonds.

Another noteworthy trend in the municipal market was the outperformance of lower-quality securities. Low interest rates and reduced municipal issuance left investors hunting for yield and they flocked to the relatively high yields of lower-rated bonds. This was especially true in the high-yield segment of the market as below-investment-grade credits produced the best returns. The strong performance of these securities caused the spread between the yields of high-quality and lower-quality municipal bonds to narrow considerably.

Credit quality in the municipal market continued to get better during the six-month period. Moderate economic growth provided a lift to tax revenues, which improved the financial conditions for many states and municipalities. The increased revenues also led to reduced borrowing needs, resulting in less municipal bond issuance.

[Photos of Dianne Sales and Barry Evans, flush right next to first paragraph.]

Fund performance

For the six months ended February 28, 2005, John Hancock High Yield Municipal Bond Fund's Class A, Class B and Class C shares posted total returns of 4.82%, 4.44% and 4.43%, respectively, at net asset value. The average high-yield municipal debt fund returned 4.36%, according to Lipper, Inc.,1 while the return of the Lehman Brothers Municipal Bond Index was 2.40%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

The Fund's outperformance of both the Lipper group average and the index resulted from two main factors. The portfolio's longer-maturity and deep-discount bonds outperformed as the municipal yield curve flattened, and our focus on individual credit research and security selection contributed favorably to performance.

"Tobacco-related municipal bonds
 continued to be the performance
 leaders in the portfolio..."

Tobacco and airline bonds lead the way

Tobacco-related municipal bonds continued to be the performance leaders in the portfolio, gaining nearly 14% as a group during the six-month period. These securities are backed by the proceeds from a legal settlement between 46 states and the major tobacco companies. The Fund owns tobacco-backed bonds issued by three of those states, comprising approximately 5% of the portfolio. A favorable ruling in a federal court case and the addition of another tobacco company to the settlement agreement in late 2004 were the primary reasons for the strong performance of tobacco-related bonds. Although these bonds have performed very well over the past 18 months, we still believe they represent good value and intend to maintain our modest position in these securities.

[Table at top left-hand side of page entitled "Sector distribution." The first listing is Revenue bonds - All other - 30%, the second listing is Revenue bonds - Health - 20%, the third listing is Revenue bonds - Transportation - 10%, the fourth listing is General obligation - 9%, the fifth listing is Revenue bonds - Special tax - 6%, the sixth listing is Revenue bonds - Pollution - 6%, the seventh listing is Revenue bonds - Industrial development - 6%, the eighth listing is Revenue bonds - Education - 4%, the ninth listing is Revenue bonds - Electric - 4% and the tenth listing is Revenue bonds - Economic development - 3%.]

The portfolio's airline bonds also produced healthy returns. In particular, the Fund benefited from the strong performance of bonds financing a Continental Airlines project in Cleveland, Ohio. The bonds performed so well that we took our profits and sold them during the period.

Transportation fares well

Another sector of the portfolio that posted solid results was transportation bonds. Improved traffic provided the impetus for the solid performance of toll-road and other transportation bonds. In addition, the search for reliable yield led investors to the transportation sector.

One of the best-performing individual bonds -- and also one of our largest holdings -- was Foothill/Eastern Transportation Corridor bonds, which are backed by private toll roads in Orange County, California. These securities had declined in value in early 2004 after a planned refinancing of the bonds failed to materialize, but they rebounded over the last six months thanks to growing investor demand for their relatively high yields.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 2-28-05." The chart is divided into three sections (from top to right): Revenue bonds 89%, General obligation bonds 9% and Other 2%.]

Another strong performer was our position in bonds backed by the Pocahontas Parkway in Virginia, which rallied thanks to improving toll revenues. We were also able to make some favorable trades and upgrade our toll-road holdings without sacrificing any yield.

Casino bonds weigh on performance

Nearly all of the portfolio's holdings gained ground during the six-month period, but one of the exceptions was our position in

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is Tobacco-related bonds followed by an up arrow with the phrase "Rallied in the wake of a favorable federal court ruling." The second listing is Transportation bonds followed by an up arrow with the phrase "Benefited from increased demand for yield." The third listing is Seminole casino bonds followed by a down arrow with the phrase "Declined after IRS challenge."]

Florida Seminole casino bonds. The IRS challenged the bonds' issuance, although no final determination has been made and appeals are in progress. Despite the strong financial underpinnings of the Seminole bonds, the IRS challenge had a negative impact on their value.

Outlook

In our view, economic conditions remain fairly positive for bonds. The U.S. economy is experiencing steady growth, but not vigorously enough to ratchet up domestic inflation significantly. Although the Fed has raised short-term rates six times since June 2004 and indicated it will continue to do so in the coming months, the federal funds rate remains low by historical standards. Eventually, we expect long-term rates to trend higher, but it's unclear when this may occur.

"Reduced supply should provide some
 support for the municipal market..."

In the municipal market, supply is waning -- issuance of new municipal bonds decreased in 2004 and is expected to decline further in 2005. Reduced supply should provide some support for the municipal market, and municipal bond yields remain attractive relative to other types of bonds.

In this environment, we will continue to pursue our current strategy -- structuring the portfolio to protect shareholders' capital from rising interest rates, while focusing on credit research and individual security selection to identify bonds that provide above-average yield and strong total-return prospects.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant. See the prospectus for the risks of investing in high-yield bonds.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

A LOOK AT
PERFORMANCE

For the period ended
February 28, 2005


                                           Class A      Class B      Class C
Inception date                            12-31-93      8-25-86       4-1-99

Average annual returns with maximum sales charge (POP)
One year                                      1.10%        0.15%        4.13%
Five years                                    4.77         4.63         4.94
Ten years                                     4.76         4.61           --
Since inception                                 --           --         3.25

Cumulative total returns with maximum sales charge (POP)
Six months                                    0.10        -0.56         3.43
One year                                      1.10         0.15         4.13
Five years                                   26.24        25.40        27.27
Ten years                                    59.15        57.01           --
Since inception                                 --           --        20.80

SEC 30-day yield as of February 28, 2005
                                              4.84         4.31         4.30

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Municipal Bond Index.

[Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Lehman Brothers Municipal Bond Index and is equal to $18,796 as of February 28, 2005. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock High Yield Municipal Bond Fund, without sales charge (NAV), and is equal to $16,662 as of February 28, 2005. The third line represents the value of the same hypothetical investment made in the John Hancock High Yield Municipal Bond Fund, with maximum sales charge (POP), and is equal to $15,915 as of February 28, 2005.]

                                    Class B 1    Class C 1
Period beginning                    2-28-95       4-1-99
High Yield Municipal Bond Fund      $15,701      $12,080
Index                                18,796       13,829

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of February 28, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance. It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on August 31, 2004, with the same investment held until February 28, 2005.

Account value                                           Expenses paid
$1,000.00                   Ending value                during period
on 8-31-04                    on 2-28-05                ended 2-28-05 1

Class A                        $1,048.20                        $5.63
Class B                         1,044.40                         9.30
Class C                         1,044.30                         9.40

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on August 31, 2004, with the same investment held until February 28, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                                           Expenses paid
$1,000.00                   Ending value                during period
on 8-31-04                    on 2-28-05                ended 2-28-05 1

Class A                        $1,019.30                        $5.55
Class B                         1,015.70                         9.17
Class C                         1,015.60                         9.27

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.12%, 1.84% and 1.86% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
February 28, 2005
(unaudited)

This schedule has one main category: tax-exempt long-term bonds, which are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund.

                                                    Interest     Maturity        Credit     Par value
State, issuer, description                          rate         date            rating (A)     (000)           Value
Tax-exempt long-term bonds 97.89%                                                                        $103,706,799
(Cost $99,428,492)

Alabama 1.02%                                                                                               1,082,970
Camden Industrial Development Board,
Rev Ref Exempt Facil Weyerhaeuser
Ser 2003A                                           6.125%       12-01-24        BBB           $1,000       1,082,970

Alaska 1.08%                                                                                                1,145,720
Anchorage, City of,
Rev Ice Rink (G)                                    6.375        01-01-20        AA             1,000       1,145,720

California 10.63%                                                                                          11,259,366
ABAG Finance Authority for Nonprofit Corps,
Rev Cert of Part Nat'l Ctr
for Int'l Schools Proj (G)                          7.375        05-01-18        BB+            1,000       1,045,140
Foothill/Eastern Transportation Corridor
Agency,
Rev Ref Toll Rd Cap Apprec                           Zero        01-15-36        BBB-           4,000         638,320
Rev Toll Rd Cap Apprec Sr Lien Ser 1995A             Zero        01-01-18        AAA            7,950       4,563,221
Millbrae, City of,
Rev Magnolia of Milbrae Proj Ser 1997A (G)          7.375        09-01-27        BB             1,000       1,021,180
San Bernardino, County of,
Rev Ref Cert of Part Med Ctr Fin Proj               5.500        08-01-17        AAA            2,500       2,812,925
San Diego County Water Auth,
Rev Ref Cert of Part Inverse Floater (P)            9.580        04-23-08        AAA            1,000       1,178,580

Colorado 3.41%                                                                                              3,610,648
E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B                          Zero        09-01-35        BBB-          15,700       1,978,828
Northwest Parkway Public Highway Auth,
Rev 1st Tier Sub Ser 2001D                          7.125        06-15-41        BB+            1,500       1,631,820

Connecticut 1.00%                                                                                           1,062,130
Connecticut Development Auth,
Rev Ref Poll Control Connecticut
Light & Pwr Ser 1                                   5.850        09-01-28        BBB            1,000       1,062,130

See notes to
financial statements.

10


FINANCIAL STATEMENTS

                                                    Interest     Maturity        Credit     Par value
State, issuer, description                          rate         date            rating (A)     (000)           Value
Delaware 1.01%                                                                                             $1,074,620
Charter MAC Equity Issuer Trust,
Preferred Tax Exempt Shares Ser A-4                 6.000%       04-30-19        A3            $1,000       1,074,620

Florida 19.02%                                                                                             20,153,893
Bonnet Creek Resort Community
Development District,
Rev Spec Assessment (G)                             7.375        05-01-34        BB             1,055       1,105,883
Rev Spec Assessment (G)                             7.250        05-01-18        BB             1,445       1,511,773
Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog
Ser 2000A (G)                                       7.850        08-15-31        BBB-           2,000       1,997,680
Rev Student Hsg Cap Projs Ln Prog
Ser 2001G (G)                                       9.125        10-01-11        BBB            1,600       1,547,440
Capital Trust Agency,
Rev Seminole Tribe Convention
Ser 2002A (G)                                      10.000        10-01-33        BB             1,000       1,127,510
Rev Seminole Tribe Convention
Ser 2003A (G)                                       8.950        10-01-33        BB             1,000       1,122,380
Crossings at Fleming Island Community
Development,
Rev Ref Spec Assessment Ser 2000C (G)               7.100        05-01-30        BBB-           1,000       1,067,960
Grand Haven Community Development
District,
Rev Spec Assessment Ser 1997B (G)                   6.900        05-01-19        BB+              970         979,981
Homestead, City of,
Rev Ind'l Dev Community Rehab Proj
Ser 1993A (G)                                       7.950        11-01-18        BB             3,010       3,024,147
Miami Beach Health Facilities Auth,
Rev Ref Hosp Mt Sinai Medical Ctr
Ser 2001A                                           6.125        11-15-11        BB             1,210       1,247,002
Midtown Miami Community Development
District,
Rev Spec Assessment Ser 2004A (G)                   6.000        05-01-24        BB             2,000       2,062,400
Orlando Urban Community Development
District,
Rev Spec Assessment Cap Imp (G)                     6.000        05-01-20        BB+            1,055       1,074,190
Poinciana Community Development District,
Rev Spec Assessment Ser 2000A (G)                   7.125        05-01-31        BB+              500         527,375
South Kendall Community Development
District,
Rev Spec Assessment Ser 2004A (G)                   5.900        05-01-35        BB+            1,000         998,500
Waterchase Community Development
District,
Rev Cap Imp Ser 2001A (G)                           6.700        05-01-32        BB               720         759,672

See notes to
financial statements.


11


FINANCIAL STATEMENTS

                                                    Interest     Maturity        Credit     Par value
State, issuer, description                          rate         date            rating (A)     (000)           Value
Georgia 5.43%                                                                                              $5,753,600
Atlanta, City of,
Rev Wtr & Waste Wtr (P)                             8.351%       11-01-19        AAA           $5,000       5,753,600

Illinois 4.07%                                                                                              4,312,123
Bedford Park, City of,
Rev Ref Tax Increment 71st & Cicero
Proj (G)                                            7.375        01-01-12        BBB-           1,000       1,046,200
Rev Ref Tax Increment 71st & Cicero
Proj (G)                                            7.000        01-01-06        BBB-             130         131,703
Chicago, City of,
Gen Oblig Tax Increment Ser 2004B (G)               6.750        06-01-22        BBB            2,000       2,069,940
Illinois Educational Facilities Auth,
Rev Student Hsg Edl Advancement Fund
Univ Ctr Proj                                       6.000        05-01-22        Baa2           1,000       1,064,280

Iowa 0.23%                                                                                                    241,758
Iowa Finance Auth,
Rev Ref Hlth Care Facil Care Initiatives
Proj (G)                                            9.250        07-01-25        BB               200         241,758

Maryland 1.68%                                                                                              1,782,620
Annapolis, City of,
Rev Park Place Proj Ser 2005A (G)                   5.350        07-01-34        BB+            1,000         992,750
Maryland Economic Development Corp,
Rev Student Hsg Sr Univ of Maryland
Ser 2003A                                           5.625        10-01-23        Baa3             750         789,870

Massachusetts 7.25%                                                                                         7,677,824
Massachusetts Development Finance Agency,
Rev Mass College of Pharmacy & Allied
Hlth Science                                        5.750        07-01-33        BBB            1,000       1,047,750
Rev Ogden Haverhill Proj Ser 1998B                  5.500        12-01-19        BBB            1,700       1,732,912
Massachusetts Health and Educational
Facilities Auth,
Rev Civic Investments Inc Ser 2002B (G)             9.200        12-15-31        BB             2,500       2,879,500
Rev Jordan Hosp Ser 2003E                           6.750        10-01-33        BBB-           1,000       1,063,500
Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil Newton Group
Properties (G)                                      8.000        09-01-27        BB               900         954,162

Michigan 4.18%                                                                                              4,432,580
Midland County Economic Development Corp,
Rev Ref Ltd Oblig Ser 2000A                         6.875        07-23-09        BB-            1,500       1,552,185
Waterford, Township of,
Rev Ref Ltd Oblig Canterbury Hlth (G)               6.000        01-01-39        B+             3,605       2,880,395

See notes to
financial statements.


12


FINANCIAL STATEMENTS

                                                    Interest     Maturity        Credit     Par value
State, issuer, description                          rate         date            rating (A)     (000)           Value
Missouri 1.02%                                                                                             $1,077,440
Fenton, City of,
Rev Ref Tax Increment Imp Gravois Bluffs            7.000%       10-01-21        BBB+          $1,000       1,077,440

Nevada 3.87%                                                                                                4,095,520
Nevada Department of Business & Industry,
Rev Las Vegas Monorail Proj 2nd Tier (G)            7.375        01-01-40        BB             1,000       1,018,730
Rev Las Vegas Monorail Proj 2nd Tier (G)            7.250        01-01-23        BB             1,000       1,018,050
Rev Las Ventanas Retirement Proj
Ser 2004A (G)                                       7.000        11-15-34        BB+            2,000       2,058,740

New Jersey 7.34%                                                                                            7,776,185
Camden County Improvement Auth,
Rev Lease Holt Hauling & Warehousing
Ser 1996 (G)(H)                                     9.875        01-01-21        D              1,500         194,370
New Jersey Economic Development Auth,
Rev Ref Holt Hauling Proj Ser 1995J (G)(H)          8.500        11-01-23        D              2,500       2,396,975
New Jersey Health Care Facilities
Financing Auth,
Rev Care Institute Inc Cherry Hill Proj (G)         8.000        07-01-27        BB             2,000       2,053,220
Rev Ref St Peters Univ Hosp Ser 2000A               6.875        07-01-30        BBB+           1,000       1,109,080
New Jersey Tobacco Settlement
Financing Corp,
Rev Asset Backed Bond                               6.375        06-01-32        BBB            1,000       1,020,110
Rev Asset Backed Bond                               6.250        06-01-43        BBB            1,000       1,002,430

New Mexico 1.91%                                                                                            2,026,320
Farmington, City of,
Rev Ref Poll Control El Paso Elec Co Proj
Ser 2002A                                           6.375        06-01-32        BBB-           2,000       2,026,320

Oklahoma 0.96%                                                                                              1,017,320
Tulsa Municipal Airport Trust,
Rev Ref Ser 2000A (P)                               7.750        06-01-35        B-             1,000       1,017,320

Oregon 2.71%                                                                                                2,871,036
Western Generation Agency,
Rev Wauna Cogeneration Proj
Ser 1994A (G)                                       7.125        01-01-21        BBB-           2,800       2,871,036

Puerto Rico 3.89%                                                                                           4,120,795
Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)                         7.890        07-01-18        Aaa            3,500       4,120,795

Rhode Island 0.45%                                                                                            471,153
Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope Bay
Village Ser 2002 (G)                                6.875        05-01-22        BB               445         471,153

See notes to
financial statements.


13


FINANCIAL STATEMENTS

                                                    Interest     Maturity        Credit     Par value
State, issuer, description                          rate         date            rating (A)     (000)           Value
South Dakota 1.94%                                                                                         $2,054,980
South Dakota Educational Enhancement
Funding Corp,
Rev Tobacco Settlement Asset Backed
Ser 2002B                                           6.500%       06-01-32        BBB           $2,000       2,054,980

Tennessee 1.12%                                                                                             1,184,780
Johnson City Health & Educational
Facilities Board,
Rev Ref Hosp 1st Mtg Mtn States Hlth
Ser 2000A                                           7.500        07-01-33        BBB+           1,000       1,184,780

Texas 4.46%                                                                                                 4,722,825
Bexar County Health Facilities Development
Corp,
Rev Ref Army Retirement Residence Proj              6.300        07-01-32        BBB-             150         159,155
Brazos River Auth,
Rev Ref Poll Control Texas Utilities Co             7.700        04-01-33        BBB            1,000       1,180,130
Gulf Coast Industrial Development Auth,
Rev Solid Waste Disposal Citgo
Petroleum Proj                                      8.000        04-01-28        Ba2            2,100       2,386,230
Metro Health Facilities Development Corp,
Rev Wilson N Jones Mem Hosp Proj                    7.250        01-01-31        B1             1,000         997,310

Utah 0.91%                                                                                                    962,843
Carbon, County of,
Rev Ref Sunnyside Cogeneration
Ser 1999A (G)                                       7.100        08-15-23        BB               900         883,827
Rev Ref Sunnyside Cogeneration
Ser 1999B (G)                                        Zero        08-15-24        BB               290          79,016

Virginia 5.37%                                                                                              5,685,950
Hopewell Industrial Development Auth,
Rev Ref Stone Container Corp Proj (G)               8.250        06-01-16        B+             2,400       2,449,200
Pocahontas Parkway Association,
Rev Toll Rd Cap Apprec Sr Ser 1998B                  Zero        08-15-19        BB             5,000       2,135,250
Rev Toll Rd Cap Apprec Sr Ser 1998B                  Zero        08-15-30        BB             5,000       1,101,500

Washington 0.97%                                                                                            1,030,100
Washington Tobacco Settlement Auth,
Rev Asset Backed Bond                               6.500        06-01-26        BBB            1,000       1,030,100

See notes to
financial statements.


14


FINANCIAL STATEMENTS

                                                    Interest     Maturity        Credit     Par value
State, issuer, description                          rate         date            rating (A)     (000)           Value
Wyoming 0.96%                                                                                              $1,019,700
Campbell, County of,
Rev Ref Black Hills Pwr Inc Proj                    5.350%       10-01-24        Baa2          $1,000       1,019,700

Total investments 97.89%                                                                                 $103,706,799

Other assets and liabilities, net 2.11%                                                                    $2,235,123

Total net assets 100.00%                                                                                 $105,941,922


(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available, unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(P) Represents rate in effect on February 28, 2005.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

February 28, 2005
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments, at value (cost $99,428,492)                         $103,706,799
Cash                                                                  372,918
Receivable for shares sold                                             32,652
Interest receivable                                                 2,125,134
Other assets                                                           47,895

Total assets                                                      106,285,398

Liabilities
Payable for shares repurchased                                        151,327
Dividends payable                                                      45,114
Unrealized depreciation of swap contracts                              22,218
Payable to affiliates
Management fees                                                        49,857
Distribution and service fees                                           8,837
Other                                                                   6,728
Other payables and accrued expenses                                    59,395

Total liabilities                                                     343,476

Net assets
Capital paid-in                                                   118,335,704
Accumulated net realized loss on investments                      (16,607,617)
Net unrealized appreciation of investments
and swap contracts                                                  4,256,089
Distributions in excess of net investment income                      (42,254)

Net assets                                                       $105,941,922

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($70,362,818 [DIV] 8,323,604 shares)                            $8.45
Class B ($27,512,929 [DIV] 3,254,736 shares)                            $8.45
Class C ($8,066,175 [DIV] 954,196 shares)                               $8.45

Maximum offering price per share
Class A 1 ($8.45 [DIV] 95.5%)                                           $8.85

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
February 28, 2005
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Interest                                                           $3,312,217

Total investment income                                             3,312,217

Expenses
Investment management fees                                            322,491
Class A distribution and service fees                                  86,179
Class B distribution and service fees                                 144,231
Class C distribution and service fees                                  39,229
Transfer agent fees                                                    38,415
Registration and filing fees                                           21,728
Custodian fees                                                         18,466
Professional fees                                                      18,106
Miscellaneous                                                          14,674
Printing                                                               13,242
Accounting and legal services fees                                     11,968
Trustees' fees                                                          2,447

Total expenses                                                        731,176
Less expense reductions                                                (1,158)

Net expenses                                                          730,018

Net investment income                                               2,582,199

Realized and unrealized gain(loss)
Net realized loss on investments                                      (96,136)

Change in net unrealized appreciation (depreciation) of
Investments                                                         2,469,956
Swap contracts                                                        (22,218)

Net realized and unrealized gain                                    2,351,602

Increase in net assets from operations                             $4,933,801

1 Semiannual period from 9-1-04 through 2-28-05.

See notes to
financial statements.

FINANCIAL STATEMENTS


CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                           Year        Period
                                                          ended         ended
                                                        8-31-04       2-28-05 1
Increase (decrease) in net assets
From operations

Net investment income                                $6,088,182    $2,582,199
Net realized loss                                    (2,306,107)      (96,136)
Change in net unrealized
appreciation (depreciation)                           3,994,411     2,447,738

Increase in net assets resulting
from operations                                       7,776,486     4,933,801

Distributions to shareholders
From net investment income
Class A                                              (3,926,681)   (1,782,265)
Class B                                              (1,700,430)     (656,936)
Class C                                                (347,129)     (173,155)
                                                     (5,974,240)   (2,612,356)
From Fund share transactions                         (7,814,610)   (3,941,226)

Net assets
Beginning of period                                 113,574,067   107,561,703

End of period 2                                    $107,561,703  $105,941,922

1 Semiannual period from 9-1-04 through 2-28-05. Unaudited.

2 Distribution in excess of net investment income of $12,097 and $42,254, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                      8-31-00 1   8-31-01 1   8-31-02 1,2   8-31-03   8-31-04   2-28-05 3
Per share operating performance
Net asset value,
beginning of period                                 $9.03       $8.60       $8.82         $8.43     $8.14     $8.27
Net investment income 4                              0.53        0.52        0.53          0.51      0.47      0.22
Net realized and unrealized
gain (loss) on investments                          (0.43)       0.22       (0.40)        (0.29)     0.12      0.18
Total from
investment operations                                0.10        0.74        0.13          0.22      0.59      0.40
Less distributions
From net investment income                          (0.53)      (0.52)      (0.52)        (0.51)    (0.46)    (0.22)
Net asset value, end of period                      $8.60       $8.82       $8.43         $8.14     $8.27     $8.45
Total return 5 (%)                                   1.24 6      8.88 6      1.56 6        2.63 6    7.41 6    4.82 7

Ratios and supplemental data
Net assets, end of period
(in millions)                                         $47         $59         $74           $71       $69       $70
Ratio of expenses
to average net assets (%)                            1.05        1.05        1.08          1.09      1.09      1.12 8
Ratio of adjusted expenses
to average net assets 9 (%)                          1.08        1.08        1.09          1.11      1.10        --
Ratio of net investment income
to average net assets (%)                            6.08        6.00        6.26          6.16      5.67      5.11 8
Portfolio turnover (%)                                 31          49          52            35        57        49

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES


Period ended                                      8-31-00 1   8-31-01 1   8-31-02 1,2   8-31-03   8-31-04   2-28-05 3
Per share operating performance
Net asset value,
beginning of period                                 $9.03       $8.60       $8.82         $8.43     $8.14     $8.27
Net investment income 4                              0.46        0.46        0.46          0.45      0.41      0.19
Net realized and unrealized
gain (loss) on investments                          (0.43)       0.22       (0.40)        (0.30)     0.12      0.18
Total from
investment operations                                0.03        0.68        0.06          0.15      0.53      0.37
Less distributions
From net investment income                          (0.46)      (0.46)      (0.45)        (0.44)    (0.40)    (0.19)
Net asset value, end of period                      $8.60       $8.82       $8.43         $8.14     $8.27     $8.45
Total return 5 (%)                                   0.49 6      8.12 6      0.81 6        1.87 6    6.62 6    4.44 7

Ratios and supplemental data
Net assets, end of period
(in millions)                                         $81         $65         $46           $37       $31       $28
Ratio of expenses
to average net assets (%)                            1.79        1.76        1.83          1.84      1.83      1.84 8
Ratio of adjusted expenses
to average net assets 9 (%)                          1.82        1.79        1.84          1.86      1.84        --
Ratio of net investment income
to average net assets (%)                            5.34        5.30        5.51          5.41      4.93      4.38 8
Portfolio turnover (%)                                 31          49          52            35        57        49

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES


Period ended                                      8-31-00 1   8-31-01 1   8-31-02 1,2   8-31-03   8-31-04   2-28-05 3
Per share operating performance
Net asset value,
beginning of period                                 $9.03       $8.60       $8.82         $8.43     $8.14     $8.27
Net investment income 4                              0.46        0.45        0.46          0.44      0.40      0.18
Net realized and unrealized
gain (loss) on investments                          (0.43)       0.22       (0.40)        (0.29)     0.13      0.18
Total from
investment operations                                0.03        0.67        0.06          0.15      0.53      0.36
Less distributions
From net investment income                          (0.46)      (0.45)      (0.45)        (0.44)    (0.40)    (0.18)
Net asset value, end of period                      $8.60       $8.82       $8.43         $8.14     $8.27     $8.45
Total return 5 (%)                                   0.48 6      8.07 6      0.81 6        1.87 6    6.61 6    4.43 7

Ratios and supplemental data
Net assets, end of period
(in millions)                                          $1          $2          $4            $6        $8        $8
Ratio of expenses
to average net assets (%)                            1.80        1.80        1.83          1.84      1.83      1.86 8
Ratio of adjusted expenses
to average net assets 9 (%)                          1.83        1.83        1.84          1.86      1.84        --
Ratio of net investment income
to average net assets (%)                            5.33        5.25        5.51          5.38      4.88      4.35 8
Portfolio turnover (%)                                 31          49          52            35        57        49


1 Audited by previous auditor.

2 As required, effective 9-1-01 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 8-31-02 was to increase net investment income per share by $0.01, increase net realized and unrealized losses per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 6.17%, 5.42% and 5.42% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01 have not been restated to reflect this change in presentation.

3 Semiannual period from 9-1-04 through 2-28-05. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Does not take into consideration expense reductions during the periods shown.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock High Yield Municipal Bond Fund (the "Fund") is a non-diversified series of John Hancock Municipal Securities Trust, (formerly known as John Hancock Tax-Free Bond Trust), an open-end management investment company registered under the Investment Company Act of 1940. (The Fund was diversified prior to September 7, 2004.) The investment objective of the Fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments, which have a remaining maturity of 60 days or less, may be valued at amortized cost, which approximates market value.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consider ation, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by John Hancock Advisers, LLC (the "Adviser"), in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. The Adviser is a wholly owned subsidiary of John Hancock Financial Services, Inc. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended February 28, 2005.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund's portfolio against interest rate fluctuations or to enhance the Fund's income. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts. Accrued interest receivable or payable on the swap contracts, if any, is recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty's ability to perform under the contract, and may decline in value if the counterparty's creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund had the following interest rate swap contracts open on February 28, 2005:

                      RATE TYPE
              ------------------------
                              PAYMENTS
NOTIONAL      PAYMENTS MADE   RECEIVED       TERMINATION     UNREALIZED
AMOUNT        BY FUND         BY FUND        DATE          DEPRECIATION
------------------------------------------------------------------------
$13,200,000   3.80%(a)        Weekly Muni    August 2015       ($22,218)
                              Swap Index

(a) Fixed-rate

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $14,098,858 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: August 31, 2005 --

$716,668, August 31, 2006 -- $3,041,181, August 31, 2008 -- $3,756,798,
August 31, 2010 -- $1,227,272, August 31, 2011 -- $2,540,698 and August 31,
2012 -- $2,816,241.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2004, the tax character of distributions paid was as follows: ordinary income $17,345 and $5,956,895 of exempt income. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $75,000,000 of the Fund's average daily net asset value, (b) 0.5625% of the next $75,000,000 and (c) 0.50% of the Fund's average daily net asset value in excess of $150,000,000.

The Fund has an agreement with its custodian bank under which custody fees are reduced by balance credits applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $1,158 which had no impact on the Fund's annualized ratio expenses to average net assets, for the period ended February 28, 2005. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's

12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended February 28, 2005, JH Funds received net up-front sales charges of $35,835 with regard to sales of Class A shares. Of this amount, $4,482 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $30,945 was paid as sales commissions to unrelated broker-dealers and $408 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2005, CDSCs received by JH Funds amounted to $26,667 for Class B shares and $171 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of Class A, Class B and Class C average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. There were no transfer agent fee reductions during the period ended February 28, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $11,968. The Fund also paid the Adviser the amount of $128 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and officer of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


                                  Year ended 8-31-04          Period ended 2-28-05 1
                              Shares          Amount        Shares          Amount
Class A shares
Sold                       1,445,419     $11,968,985       537,228      $4,522,138
Distributions reinvested     225,171       1,857,861       104,933         883,114
Repurchased               (2,109,829)    (17,401,294)     (621,040)     (5,217,860)
Net increase (decrease)     (439,239)    ($3,574,448)       21,121        $187,392

Class B shares
Sold                         530,994      $4,390,478       151,156      $1,268,387
Distributions reinvested      99,226         818,918        34,624         291,259
Repurchased               (1,408,670)    (11,614,105)     (678,687)     (5,714,193)
Net decrease                (778,450)    ($6,404,709)     (492,907)    ($4,154,547)

Class C shares
Sold                         474,756      $3,921,777        96,814        $817,618
Distributions reinvested      21,853         180,224        10,636          89,510
Repurchased                 (236,547)     (1,937,454)     (104,790)       (881,199)
Net increase                 260,062      $2,164,547         2,660         $25,929

Net decrease                (957,627)    ($7,814,610)     (469,126)    ($3,941,226)

1 Semiannual period from 9-1-04 through 2-28-05. Unaudited.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 28, 2005, aggregated $51,860,644 and $56,723,397, respectively.

The cost of investments owned on February 28, 2005, including short-term investments, for federal income tax purposes, was $99,246,807. Gross unrealized appreciation and depreciation of investments aggregated $7,353,072 and $2,893,080, respectively, resulting in net unrealized appreciation of $4,459,992. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the accretion of discounts on debt securities.

Note E
Shareholder meeting

On December 1, 2004, a special meeting of shareholders of the Fund was held to elect nine Trustees effective January 1, 2005.

Proxies covering 10,144,926 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                   WITHHELD
                               FOR                AUTHORITY
-----------------------------------------------------------
James F. Carlin                9,927,148            217,778
Richard P. Chapman Jr.         9,927,972            216,954
William H. Cunningham          9,921,695            223,231
Ronald R. Dion                 9,927,972            216,954
Charles L. Ladner              9,929,122            215,804
Dr. John A. Moore              9,927,972            216,954
Patti McGill Peterson          9,927,148            217,778
Steven R. Pruchansky           9,926,345            218,581
James A. Shepherdson           9,929,122            215,804

OUR FAMILY
OF FUNDS

----------------------------------------------------------
Equity                  Balanced Fund
                        Classic Value Fund
                        Core Equity Fund
                        Focused Equity Fund
                        Growth Trends Fund
                        International Fund
                        Large Cap Equity Fund
                        Large Cap Select Fund
                        Mid Cap Growth Fund
                        Multi Cap Growth Fund
                        Small Cap Fund
                        Small Cap Equity Fund
                        Small Cap Growth Fund
                        Sovereign Investors Fund
                        U.S. Global Leaders Growth Fund

----------------------------------------------------------
Sector                  Biotechnology Fund
                        Financial Industries Fund
                        Health Sciences Fund
                        Real Estate Fund
                        Regional Bank Fund
                        Technology Fund

----------------------------------------------------------
Income                  Bond Fund
                        Government Income Fund
                        High Income Fund
                        High Yield Fund
                        Investment Grade Bond Fund
                        Strategic Income Fund

----------------------------------------------------------
Tax-Free Income         California Tax-Free Income Fund
                        High Yield Municipal Bond Fund
                        Massachusetts Tax-Free Income Fund
                        New York Tax-Free Income Fund
                        Tax-Free Bond Fund

----------------------------------------------------------
Money Market            Money Market Fund
                        U.S. Government Cash Reserve

A fund's investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit our Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone          On the Fund's Web site     On the SEC's Web site

1-800-225-5291    www.jhfunds.com/proxy      www.sec.gov


Trustees

Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith,
USMC (Ret.)

* Members of the Audit Committee

Officers

James A. Shepherdson
President and
Chief Executive Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.


How to contact us

Internet    www.jhfunds.com

Mail        Regular mail:                       Express mail:
            John Hancock                        John Hancock
            Signature Services, Inc.            Signature Services, Inc.
            1 John Hancock Way, Suite 1000      Mutual Fund Image Operations
            Boston, MA 02217-1000               529 Main Street
                                                Charlestown, MA 02129

Phone       Customer service representatives    1-800-225-5291
            24-hour automated information       1-800-338-8080
            TDD line                            1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
High Yield Municipal Bond Fund.

590SA  2/05
       4/05

JOHN HANCOCK
Tax-Free Bond Fund

2.28.2005

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 22

For more information
page 37


Dear Fellow Shareholders,

After advancing for a second straight year in 2004, the stock market pulled back in the first two months of 2005. For much of 2004 the market had been in the doldrums as investors fretted about rising oil prices, higher interest rates, the war in Iraq and a closely contested presidential race. But the year ended on a high note with a sharp rally sparked by a definitive end to the U.S. presidential election and moderating oil prices.

Investors were brought back down to earth in January, however, as the market declined in three of the four weeks and produced negative results for the month in a broad-based move downward. Rising oil prices and interest rates, and concerns about less robust corporate earnings growth were among the culprits that kept investors on the sidelines. Investors began to re-enter the market in February, reversing January's decline. But as the month progressed investors again grew concerned about further spikes in oil prices and rising interest rates. As a result, the first two months of 2005 ended with the major indexes either flat or slightly negative. By the end of February, the Dow Jones Industrial Average was essentially flat at 0.25%, as was the S&P 500 Index at -0.38%, while the Nasdaq Composite Index fell by 5.59%. Bonds were also flat in January and February, with the Lehman Brothers Aggregate Bond Index returning 0.03% in the first two months of 2005.

In October, you may recall we requested your vote on a proposal regarding the election of your fund's Board of Trustees. We are pleased to report that shareholders overwhelmingly approved the proposal, which became effective January 1, 2005. As a result, all open-end John Hancock funds now have the same Board of Trustees, comprised of 11 members -- ten of them, including the Chairman, are independent Trustees with no direct or indirect interest in John Hancock Advisers, LLC, your fund's investment adviser. We believe this move is a way to improve the effectiveness of the Trustees' oversight of the funds, and we are grateful for your support.

Sincerely,

/S/ James A. Shepherdson

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of February 28, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks a
high level of interest
income exempt from
federal income taxes
as is consistent with
preservation of capi-
tal by normally
investing at least
80% of its assets in
tax-exempt debt
obligations of
any maturity.

Over the last six months

* Municipal bonds gained ground and outperformed the broad taxable bond market.

* The Fund's emphasis on credit research and individual security selection helped it outperform its benchmark index and peer group average.

* Tobacco-related municipal bonds and transportation bonds contributed positively to Fund performance.

[Bar chart with heading "John Hancock Tax-Free Bond Fund." Under the heading is a note that reads "Fund performance for the six moths ended February 28, 2005." The chart is scaled in increments of 2% with 0% at the bottom and 4% at the top. The first bar represents the 3.16% total return for Class A. The second bar represents the 2.78% total return for Class B.
 The third bar represents the 2.78% total return for Class C. A note below the chart reads "Total returns for Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]

Top 10 holdings

 4.3%   Foothill/Eastern Transportation Corridor Agency, 1-1-16, 6.000%
 3.4%   Puerto Rico, Commonwealth of, 7-1-11, 9.595%
 3.2%   Puerto Rico Highway and Transportation Auth., 1-1-08, 10.305%
 3.1%   Foothill/Eastern Transportation Corridor Agency, 1-1-19, Zero
 3.0%   Madera, County of, 3-15-15, 6.500%
 1.9%   South Dakota Educational Enhancement Funding Corp.,  6-1-32, 6.500%
 1.9%   San Bernardino, County of, 8-1-17, 5.500%
 1.8%   Massachusetts, Commonwealth of, 12-1-24, 5.500%
 1.8%   Port Auth. of New York and New Jersey, 10-1-19, 6.750%
 1.7%   San Joaquin Hills Transportation Corridor Agency, 1-15-17, Zero

As a percentage of net assets on February 28, 2005.

BY DIANNE SALES, CFA, AND BARRY EVANS, CFA, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Tax-Free Bond Fund

Recently, Barry Evans rejoined the portfolio management team following the departure from the company of former team member James Colby.

Municipal bonds gained ground during the six months ended February 28, 2005, and outperformed the broad taxable bond market. The economy continued to grow at a moderate pace, with steady consumer spending and erratic but improving job growth. To keep the economy from overheating and sparking higher inflation, the Federal Reserve raised short-term interest rates four times during the six-month period, increasing the federal funds rate from 1.5% to 2.5% -- its highest level since September 2001.

"Municipal bonds gained ground
 during the six months ended
 February 28, 2005, and
 outperformed the broad taxable
 bond market."

As a result, the yield curve flattened during the period as the gap between the yields of short-term and longer-term bonds narrowed. While short-term bond yields rose in lockstep with the Fed rate hikes, long-term bond yields -- which are most sensitive to inflation expectations -- declined slightly as the Fed's actions boosted investor confidence that inflation was under control. Longer-term municipal bonds performed especially well as taxable-bond investors crossed over to the municipal market to find attractively valued, high-quality long-term bonds.

Another noteworthy trend in the municipal market was the outperformance of lower-quality securities. Low interest rates and reduced municipal issuance left investors hunting for yield and they flocked to the relatively high yields of lower-rated bonds. The strong performance of these securities caused the spread between the yields of high-quality and lower-quality municipal bonds to narrow considerably.

Credit quality in the municipal market continued to get better during the six-month period. Moderate economic growth provided a lift to tax revenues, which improved the financial conditions for many states and municipalities. The increased revenues also led to reduced borrowing needs, resulting in less municipal bond issuance.

Fund performance

For the six months ended February 28, 2005, John Hancock Tax-Free Bond Fund's Class A, Class B and Class C shares posted total returns of 3.16%, 2.78% and 2.78%, respectively, at net asset value. The average general municipal debt fund returned 2.14%, according to Lipper, Inc.,1 while the return of the Lehman Brothers Municipal Bond Index was 2.40%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

[Photos of Dianne Sales and Barry Evans, flush right next to first paragraph.]

The Fund's outperformance of both the Lipper group average and the index resulted from two main factors. The portfolio's longer-maturity and deep-discount bonds outperformed as the municipal yield curve flattened, and our focus on individual credit research and security selection contributed favorably to performance.

"Tobacco-related municipal bonds
 continued to be the performance
 leaders in the portfolio..."

Tobacco bonds lead the way

Tobacco-related municipal bonds continued to be the performance leaders in the portfolio, gaining nearly 15% as a group during the six-month period. These securities are backed by the proceeds from a legal settlement between 46 states and the major tobacco companies. The Fund owns tobacco-backed bonds issued by five of those states, comprising approximately 5% of the portfolio. A favorable ruling in a federal court case and the addition of another tobacco company to the settlement agreement in late 2004 were the primary reasons for the strong performance of tobacco-related bonds.

Although tobacco bonds have performed very well over the past 18 months, we still believe they represent good value and we intend to maintain our modest position in these securities.

Transportation fares well

Another sector of the portfolio that posted solid results was transportation bonds. Improved traffic provided the impetus for the solid performance of toll-road and other transportation bonds. In addition, the search for reliable yield led investors to the transportation sector.

One of the best-performing individual bonds -- and also one of our largest holdings -- was Foothill/Eastern Transportation Corridor bonds, which are backed by private toll roads in Orange County, California. These securities had declined in value in early 2004 after a planned refinancing of the bonds failed to materialize, but they rebounded over the last six months thanks to growing investor demand for their relatively high yields.

[Table at top left-hand side of page entitled "Sector distribution." The first listing is Revenue bonds - All other - 23%, the second listing is Revenue bonds - Transportation - 17%, the third listing is Revenue bonds - Health - 14%, the fourth listing is General obligation - 13%, the fifth listing is Revenue bonds - Electric - 10%, the sixth listing is Revenue bonds - Industrial development - 7%, the seventh listing is Revenue bonds - Pollution - 6%, the eighth listing is Revenue bonds - Education - 3%, the ninth listing is Revenue bonds - Water & sewer - 3% and the tenth listing is Revenue bonds - Tobacco - 3%.]

Higher-quality bonds lag

With higher-yielding, lower-quality municipal bonds outperforming, bonds at the opposite end of the quality spectrum trailed the rest of the municipal market. These higher-quality bonds included general obligation (GO) bonds and essential-service bonds, such as those backed by water and sewer services. In particular, GO bonds lagged despite higher tax revenues and declining budget deficits because the good news was already priced into the bonds.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 2-28-05." The chart is divided into three sections (from top to right): Revenue bonds 86%, General obligation bonds 13% and Other 1%.]

One of the only individual issues in the portfolio to decline during the six-month period was our position in Florida Seminole casino bonds, which comprised less than 2% of the portfolio. The IRS challenged the bonds' issuance, although no final determination has been made and appeals are in progress. Despite the strong financial underpinnings of the Seminole bonds, the IRS challenge had a negative impact on their value.

Outlook

In our view, economic conditions remain fairly positive for bonds. The U.S. economy is experiencing steady growth, but not vigorously enough to ratchet up domestic inflation significantly. Although the

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is Tobacco-related bonds followed by an up arrow with the phrase "Rallied in the wake of a favorable federal court ruling." The second listing is Longer-term bonds followed by an up arrow with the phrase "Continued low inflation boosted long-term securities." The third listing is Seminole casino bonds followed by a down arrow with the phrase "Declined after IRS challenge."]

Fed has raised short-term rates six times since June 2004 and indicated it will continue to do so in the coming months, the federal funds rate remains low by historical standards. Eventually, we expect long-term rates to trend higher, but it's unclear when this may occur.

In the municipal market, supply is waning -- issuance of new municipal bonds decreased in 2004 and is expected to decline further in 2005. Reduced supply should provide some support for the municipal market, and municipal bond yields remain attractive relative to other types of bonds.

"Reduced supply should provide
 some support for the municipal
 market..."

In this environment, we will continue to pursue our current strategy -- structuring the portfolio to protect shareholders' capital from rising interest rates, while focusing on credit research and individual security selection to identify bonds that provide above-average yield and strong total-return prospects.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

A LOOK AT
PERFORMANCE

For the period ended
February 28, 2005

                                           Class A      Class B      Class C
Inception date                              1-5-90     12-31-91       4-1-99

Average annual returns with maximum sales charge (POP)
One year                                     -1.34%       -2.41%        1.53%
Five years                                    4.98         4.83         5.12
Ten years                                     5.24         5.09           --
Since inception                                 --           --         3.56

Cumulative total returns with maximum sales charge (POP)
Six months                                   -1.47        -2.22         1.78
One year                                     -1.34        -2.41         1.53
Five years                                   27.48        26.59        28.35
Ten years                                    66.66        64.33           --
Since inception                                 --           --        22.95

SEC 30-day yield as of February 28, 2005
                                              4.10         3.54         3.53

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Municipal Bond Index.

[Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Lehman Brothers Municipal Bond Index and is equal to $18,796 as of February 28, 2005. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Tax-Free Bond Fund, without sales charge (NAV), and is equal to $17,449 as of February 28, 2005. The third line represents the value of the same hypothetical investment made in the John Hancock Tax-Free Bond Fund, with maximum sales charge (POP), and is equal to $16,666 as of February 28, 2005.]

                                    Class B 1    Class C 1
Period beginning                    2-28-95       4-1-99
Tax-Free Bond Fund                  $16,433      $12,295
Index                                18,796       13,829

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of February 28, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance. It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on August 31, 2004, with the same investment held until February 28, 2005.

Account value                                           Expenses paid
$1,000.00                   Ending value                during period
on 8-31-04                    on 2-28-05                ended 2-28-05 1

Class A                        $1,031.60                        $4.88
Class B                         1,027.80                         8.62
Class C                         1,027.80                         8.62


Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on August 31, 2004, with the same investment held until February 28, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                                           Expenses paid
$1,000.00                    Ending value               during period
on 8-31-04                     on 2-28-05               ended 2-28-05 1

Class A                        $1,020.00                        $4.85
Class B                         1,016.30                         8.57
Class C                         1,016.30                         8.57


Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 0.97%, 1.72%, and 1.72% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
February 28, 2005
(unaudited)

This schedule has one main category: tax-exempt long-term bonds, which is broken down by state or territory. Under each state or territory is a list of securities owned by the Fund.

                                                 Interest        Maturity        Credit     Par value
State, issuer, description                           rate        date            rating (A)     (000)           Value
Tax-exempt long-term bonds 98.67%                                                                        $522,524,407
(Cost $474,708,547)

Arizona 1.36%                                                                                               7,222,511
Arizona Health Facilities Auth,
Rev Ref Phoenix Memorial Hosp (G)(H)                8.200%       06-01-21        D             $2,150             215
Maricopa County Industrial
Development Auth,
Rev Mtg Back Secs Prog Ser 1998B                    6.200        12-01-30        Aaa            1,265       1,339,331
Maricopa County Pollution Control Corp,
Rev Ref El Paso Elec Co Ser 1985A (P)               6.375        08-01-15        BBB-           2,500       2,535,575
Navajo County Industrial Development Auth,
Rev Stone Container Corp Proj (G)                   7.200        06-01-27        B              1,000       1,047,010
Phoenix Civic Improvment Corp,
Rev Wasterwater Sys Jr Lien                         6.000        07-01-24        AAA            2,000       2,300,380

Arkansas 0.19%                                                                                              1,026,680
Northwest Regional Airport Auth,
Rev Ref Airport Sys                                 5.250        02-01-23        A              1,000       1,026,680

California 20.77%                                                                                         110,010,854
California, State of,
Gen Oblig Unltd                                     5.250        11-01-17        A              2,000       2,180,080
Gen Oblig Unltd                                     5.250        11-01-18        A              3,000       3,259,740
Gen Oblig Unltd                                     5.125        04-01-23        A              2,000       2,119,920
Foothill/Eastern Transportation
Corridor Agency,
Rev Ref Toll Rd Cap Apprec                           Zero        01-15-25        BBB-           5,000       1,564,650
Rev Toll Rd Cap Apprec Sr Lien Ser 1995A             Zero        01-01-19        AAA           30,000      16,313,400
Rev Toll Rd Sr Lien Ser 1995A                       6.000        01-01-16        AAA           19,800      22,533,984
Golden State Tobacco Securitization Corp,
Rev Asset Backed Bond Ser 2003B                     5.375        06-01-28        A-             2,500       2,621,500
Madera, County of,
Rev Cert of Part Valley Childrens Hosp              6.500        03-15-15        AAA           13,185      15,761,085

See notes to
financial statements.


10


FINANCIAL STATEMENTS

                                                 Interest        Maturity        Credit     Par value
State, issuer, description                           rate        date            rating (A)     (000)           Value
California (continued)
Millbrae, City of,
Rev Magnolia of Milbrae Proj
Ser 1997A (G)                                       7.375%       09-01-27        BB            $2,000      $2,042,360
Sacramento City Financing Auth,
Rev Convention Ctr Hotel Sr
Ser 1999A (G)                                       6.250        01-01-30        BB+            4,000       4,221,000
San Bernardino, County of,
Rev Ref Cert of Part Med Ctr Fin Proj               5.500        08-01-17        AAA            9,130      10,272,802
Rev Ref Cert of Part Med Ctr Fin Proj               5.500        08-01-22        A              2,500       2,761,250
San Diego Redevelopment Agency,
Rev Tax Alloc City Heights Proj
Ser 1999A (G)                                       5.750        09-01-23        BB                25          25,598
San Joaquin Hills Transportation
Corridor Agency,
Rev Ref Toll Rd Conv Cap Apprec
Ser 1997A (Zero to 1-15-07, then
5.650%)(O)                                           Zero        01-15-17        BB            10,000       9,045,000
Rev Toll Rd Jr Lien                                  Zero        01-01-10        AAA            6,250       5,328,938
Rev Toll Rd Sr Lien                                  Zero        01-01-14        AAA            5,000       3,528,950
Rev Toll Rd Sr Lien                                  Zero        01-01-17        AAA            4,900       2,957,297
Rev Toll Rd Sr Lien                                  Zero        01-01-20        AAA            2,000       1,030,220
Santa Ana Financing Auth,
Rev Lease Police Admin & Hldg Facil
Ser 1994A                                           6.250        07-01-19        AAA            2,000       2,443,080

Colorado 0.80%                                                                                              4,215,640
E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B                          Zero        09-01-34        BBB-           7,000         952,000
Northwest Parkway Public Highway Auth,
Rev 1st Tier Sub Ser 2001D                          7.125        06-15-41        BB+            3,000       3,263,640

Delaware 0.61%                                                                                              3,203,010
Charter Mac Equity Isuer Trust,
Preferred Tax Exempt Shares, Ser A-4                5.750        04-30-15        A3e            3,000       3,203,010

Florida 6.89%                                                                                              36,479,661
Bonnet Creek Resort Community
Development District,
Rev Spec Assessment (G)                             7.375        05-01-34        BB             1,500       1,572,345
Rev Spec Assessment (G)                             7.250        05-01-18        BB             1,000       1,046,210
Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog
Ser 2000A (G)                                       7.850        08-15-31        BBB-           3,500       3,495,940
Rev Student Hsg Cap Projs Ln Prog
Ser 2001G (G)                                       9.125        10-01-11        BBB            1,500       1,450,725

See notes to
financial statements.


11


FINANCIAL STATEMENTS

                                                 Interest        Maturity        Credit     Par value
State, issuer, description                           rate        date            rating (A)     (000)           Value
Capital Trust Agency,
Rev Seminole Tribe Convention
Ser 2002A (G)                                      10.000%       10-01-33        BB            $5,000      $5,637,550
Rev Seminole Tribe Convention
Ser 2003A (G)                                       8.950        10-01-33        BB             3,000       3,367,140
Crossings at Fleming Island Community
Development District,
Rev Ref Spec Assessment Ser 2000C (G)               7.100        05-01-30        BBB-           1,000       1,067,960
Hernando, County of,
Rev Criminal Justice Complex Fin                    7.650        07-01-16        AAA              500         668,915
Hillsborough County Industrial
Development Auth,
Rev Ref Tampa General Hosp Proj
Ser 2003A                                           5.250        10-01-24        Baa1           2,000       2,068,640
Midtown Miami Community
Development District,
Rev Spec Assessment Ser 2004A (G)                   6.000        05-01-24        BB             1,750       1,804,600
Orange County Health Facilities Auth,
Rev Orlando Regional Healthcare                     5.750        12-01-32        A              1,000       1,064,910
Orange County School Board,
Rev Ref Cert of Part Ser 1997A                       Zero        08-01-13        Aaa            5,000       3,547,000
Orlando Urban Community
Development District,
Rev Spec Assessment Cap Imp
Ser 2001A (G)                                       6.950        05-01-33        BB+            2,500       2,662,050
Orlando Utilities Commission,
Rev Ref Wtr & Elec Sys Sub Ser 1989D                6.750        10-01-17        AA             2,200       2,731,146
Pinellas County Educational Facilities Auth,
Rev Barry Univ Proj                                 5.875        10-01-30        AA             1,260       1,371,976
South Miami Health Facilities Auth,
Rev Baptist Hlth South Florida Group                5.200        11-15-28        AA-            2,000       2,073,500
Stoneybrook West Community
Development District,
Rev Spec Assessment Ser 2000A (G)                   7.000        05-01-32        BB               500         533,620
Rev Spec Assessment Ser 2000B (G)                   6.450        05-01-10        BB               310         315,434

Georgia 4.40%                                                                                              23,317,265
Georgia Municipal Electric Auth,
Rev Ref Pwr Ser 1993BB                              5.700        01-01-19        A+             1,000       1,138,110
Rev Ref Pwr Ser 1993C                               5.700        01-01-19        AAA            5,000       5,811,750
Rev Ref Pwr Ser 1993Z                               5.500        01-01-20        AAA            5,840       6,615,435
Rev Ref Pwr Ser 1994EE                              7.250        01-01-24        AAA            2,000       2,743,680
Rev Preref Pwr Ser 1998Y                            6.500        01-01-17        AAA              145         176,523
Rev Unref Bal Pwr Ser 1998Y                         6.500        01-01-17        AAA            4,695       5,653,907

See notes to
financial statements.


12


FINANCIAL STATEMENTS

                                                 Interest        Maturity        Credit     Par value
State, issuer, description                           rate        date            rating (A)     (000)           Value
Georgia (continued)
Monroe County Development Auth,
Rev Ref Poll Control Oglethorpe
Pwr Corp Scherer Ser 1992A                          6.800%      01-01-12        A             $1,000      $1,177,860

Illinois 4.22%                                                                                            22,323,508
Chicago, City of,
Rev Tax Alloc Jr Lien Pilsen Redev
Ser 2004B (G)                                       6.750        06-01-22        BBB            3,000       3,104,910
Chicago Board of Education,
Gen Oblig Unltd Depriest Elem School
Proj Ser 2004H                                      5.500        12-01-22        AAA            1,000       1,120,140
Glendale Heights Hospital,
Rev Ref Glendale Heights Proj
Ser 1985B                                           7.100        12-01-15        AAA            1,895       2,288,535
Illinois Development Finance Auth,
Rev Ref Commonwealth Edison Co Proj                 5.850        01-15-14        AAA            3,000       3,435,150
Illinois Educational Facilities Auth,
Rev Ed Advancement Fund Univ Ctr Proj               6.250        05-01-30        Baa2           2,500       2,655,700
Rev Ed Advancement Fund Univ Ctr Proj               6.000        05-01-22        Baa2           1,000       1,064,280
Illinois Health Facilities Auth,
Rev Ref Friendship Village of Schamburg             6.750        12-01-08        BB+            1,640       1,641,656
Rev Ref Mercy Hosp & Med Ctr Proj (H)               7.000        01-01-07        CC               665         618,596
Kane County Community School
District No. 304,
Gen Oblig Unltd Cap Apprec Ser 2004A                 Zero        01-01-17        Aaa            4,705       2,745,838
Round Lake Beach, Village of,
Rev Spec Tax Lakewood Grove
Spec Serv Area No. 1 (G)                            6.700        03-01-33        BBB            1,000       1,036,490
Will County Community Unit School
District No. 365,
Gen Oblig Unltd Ref                                  Zero        11-01-21        AAA            5,780       2,612,213

Indiana 1.01%                                                                                               5,361,160
Indiana Transportation Finance Auth,
Rev Ref Hwy Ser 2004B                               5.500        12-01-19        AAA            1,000       1,159,840
Jasper Hospital Auth,
Rev Ref Memorial Hosp Ctr Proj                      5.500        11-01-32        AA             2,000       2,125,780
Wabash, County of,
Rev Solid Waste Disp
Jefferson Smurfit Corp Proj                         7.500        06-01-26        B              2,000       2,075,540

See notes to
financial statements.


13


FINANCIAL STATEMENTS

                                                 Interest        Maturity        Credit     Par value
State, issuer, description                           rate        date            rating (A)     (000)           Value
Kentucky 1.03%                                                                                             $5,457,800
Kentucky Economic Development Finance Auth,
Rev Ref Norton Healthcare Inc
Ser 2000C (Zero to 10-1-05, then
6.100%)(O)                                           Zero        10-01-21        AAA           $5,000       5,457,800

Lousiana 0.87%                                                                                              4,586,422
Jefferson Parish Home Mortgage Auth,
Rev Ref Single Family Mtg Ser 1999B                 6.750%       06-01-30        Aaa            1,230       1,296,112
Louisiana Environmental Facilities
Community Development Auth,
Rev Cap Projs & Equip Acquisition Prog              6.550        09-01-25        A              3,000       3,290,310

Maine 0.21%                                                                                                 1,132,090
Maine Turnpike Auth,
Rev                                                 5.250        07-01-21        AAA            1,000       1,132,090

Maryland 0.93%                                                                                              4,937,135
Annapolis, City of,
Rev Park Place Proj Ser 2005A (G)                   5.350        07-01-34        BB+              500         496,375
Municipal Mortgage & Equity, LLC,
Bond (S)                                            6.875        06-30-49        A3             4,000       4,440,760

Massachusetts 4.48%                                                                                        23,745,133
Massachusetts Bay Transportation Auth,
Rev Ref Sales Tax Sr Ser 2004B                      5.250        07-01-20        AAA            1,000       1,132,390
Massachusetts Development
Finance Agency,
Rev Boston Univ Ser 1999P                           6.000        05-15-59        BBB+           1,000       1,189,760
Massachusetts Health and Educational
Facilities Auth,
Rev Civic Investments Inc Ser 2002B (G)             9.200        12-15-31        BB             3,500       4,031,300
Rev Ref Partners Healthcare Sys
Ser 2001C                                           5.750        07-01-32        AA-            2,000       2,189,180
Massachusetts Housing Finance Agency,
Rev Ser 2003B                                       4.700        12-01-16        AA-            1,000       1,029,680
Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil Newton
Group Properties (G)                                8.000        09-01-27        BB             1,455       1,542,562
Massachusetts Special Obligation
Dedicated Tax,
Rev                                                 5.250        01-01-26        AAA            2,000       2,158,260
Massachusetts Water Pollution
Abatement Trust,
Rev Ref Pool Prog Ser 9                             5.250        08-01-18        AAA            1,000       1,115,610
Rev Unref Bal Ser 1994A                             6.375        02-01-15        AA+               75          75,991
Massachusetts, Commonwealth of,
Gen Oblig Unltd Ref Ser 2004C                       5.500        12-01-24        AAA            8,000       9,280,400

See notes to
financial statements.


14


FINANCIAL STATEMENTS

                                                 Interest        Maturity        Credit     Par value
State, issuer, description                           rate        date            rating (A)     (000)           Value
Michigan 1.87%                                                                                             $9,886,665
Michigan Hospital Finance Auth,
Rev Ref Genesys Hlth Sys Ser 1995A                  8.100%       10-01-13        AAA           $3,000       3,160,530
Midland County Economic
Development Corp,
Rev Ref Ltd Oblig Ser 2000A                         6.875        07-23-09        BB-            6,500       6,726,135

Minnesota 0.42%                                                                                             2,228,600
St. Cloud, City of,
Rev Ref St Cloud Hosp Oblig Group
Ser 2000A                                           5.875        05-01-30        Aaa            2,000       2,228,600

Missouri 0.60%                                                                                              3,173,540
Fenton, City of,
Rev Ref Tax Increment Imp Gravois Bluffs            7.000        10-01-21        BBB+           1,000       1,077,440
Missouri Health & Educational Facilties Auth,
Rev BJC Hlth Sys                                    5.125        05-15-25        AA             2,000       2,096,100

Nebraska 0.27%                                                                                              1,435,812
Omaha Public Power District,
Rev Elec Sys Ser 1992B                              6.200        02-01-17        Aa2            1,200       1,435,812

Nevada 0.98%                                                                                                5,175,733
Nevada Department of Business
& Industry,
Rev Las Vegas Monorail Proj 2nd Tier (G)            7.375        01-01-40        BB             2,000       2,037,460
Rev Las Ventanas Retirement Proj
Ser 2004A (G)                                       7.000        11-15-34        BB+            3,000       3,088,110
Nevada Housing Division,
Rev Ref Single Family Prog Sr Ser 1990C             7.850        10-01-15        AA-               25          25,063
Nevada, State of,
Gen Oblig Ltd Unref Bal Ser 1992A                   6.750        07-01-09        AA                25          25,100

New Hampshire 0.26%                                                                                         1,370,438
New Hampshire Health & Education
Facilities Auth,
Rev Exeter Proj                                     6.000        10-01-24        A+             1,250       1,370,438

New Jersey 4.20%                                                                                           22,240,930
Camden County Improvement Auth,
Rev Lease Holt Hauling & Warehousing
Ser 1996A (G)(H)                                    9.875        01-01-21        D              1,100         142,538
Middlesex County Improvement Auth,
Rev Street Student Hsg Proj Ser 2004A               5.000        08-15-18        Baa1           1,250       1,297,712
New Jersey Economic Development Auth,
Rev 1st Mtg Winchester Gardens
Ser 1996A                                           8.500        11-01-16        Aaa              100         111,589
Rev Cigarette Tax                                   5.500        06-15-24        BBB            3,000       3,156,060

See notes to
financial statements.


15


FINANCIAL STATEMENTS

                                                 Interest        Maturity        Credit     Par value
State, issuer, description                           rate        date            rating (A)     (000)           Value
New Jersey (continued)
New Jersey Economic Development Auth, (continued)
Rev Ref Holt Hauling Proj
Ser 1995J (G)(H)                                    8.500%       11-01-23        D             $2,500      $2,396,975
Rev Ref Newark Airport Marriot Hotel                7.000        10-01-14        Ba3            2,000       2,094,980
New Jersey Educational Facilities Auth,
Rev Dorm Safety Trust Fund Ser 2001A                5.000        03-01-16        AAA            1,200       1,287,360
New Jersey Health Care Facilities
Financing Auth,
Rev Care Institute Inc Cherry Hill Proj (G)         8.000        07-01-27        BB             1,370       1,406,456
Newark, City of,
Gen Oblig Unltd Ref (N)                             5.000        10-01-15        Aaa            1,000       1,103,340
New Jersey Tobacco Settlement
Financing Corp,
Rev Asset Backed Bond                               6.750        06-01-39        BBB            5,000       5,234,200
Rev Asset Backed Bond                               6.250        06-01-43        BBB            4,000       4,009,720

New Mexico 1.35%                                                                                            7,161,400
Farmington, City of,
Rev Ref Poll Control El Paso Elec Co
Proj Ser 2002A                                      6.375        06-01-32        BBB-           5,000       5,065,800
Rev Ref Poll Control Tucson Elec Pwr Co
Ser 1997A                                           6.950        10-01-20        B+             2,000       2,095,600

New York 7.85%                                                                                             41,566,562
Dutchess County Resource Recovery Agency,
Rev Resource Recovery Solid Waste Sys
Ser 1999A                                           5.350        01-01-12        AAA              510         563,672
Nassau County Industrial
Development Agency,
Rev Ref Civic Facil North Shore Hlth Sys
Projs Ser 2001B                                     5.875        11-01-11        A3               790         864,213
New York City Municipal Water Finance Auth,
Rev Preref Wtr & Swr Sys Ser 2000B                  6.000        06-15-33        AA+              365         419,947
Rev Unref Bal Wtr & Swr Sys Ser 2000B               6.000        06-15-33        AA+              375         430,500
Rev Wtr & Swr Sys Ser 1999A                         5.500        06-15-32        AAA            2,000       2,167,920
Rev Wtr & Swr Sys Ser F Subser F-2 (P)              1.810        06-15-35        AA+            3,500       3,500,000
New York City Transitional Finance Auth,
Rev Ref Future Tax Secd Ser 2002A
(Zero to 11-1-11, then 14.000%)(O)                   Zero        11-01-29        AA+            5,000       3,881,450
Rev Ref Future Tax Secd Ser 2003B                   5.250        08-01-15        AA+            2,000       2,207,340
New York State Dormitory Auth,
Rev City Univ Sys Consol 2nd Generation
Ser 1993A                                           5.750        07-01-09        AA-            1,000       1,092,020
Rev Preref Ser 1990B                                7.500        05-15-11        AA-              160         190,800
Rev Ref Ser 2002B                                   5.250        11-15-23        AA-            2,000       2,200,580

See notes to
financial statements.


16


FINANCIAL STATEMENTS

                                                 Interest        Maturity        Credit     Par value
State, issuer, description                           rate        date            rating (A)     (000)           Value
New York (continued)
New York State Dormitory Auth, (continued)
Rev Ref State Univ Edl Facil Ser 1993A              5.500%       05-15-19        AA-           $1,000      $1,139,940
Rev Unref Bal Ser 1990B                             7.500        05-15-11        AA-              340         387,546
New York State Environmental
Facilities Corp,
Rev Ref Poll Control (P)                           14.671        06-15-11        AAA            2,000       2,894,120
New York State Housing Finance Agency,
Rev Ref State Univ Construction
Ser 1986A                                           8.000        05-01-11        AAA            2,000       2,399,700
New York, City of,
Gen Oblig Unltd Ref Ser 2004G                       5.000        12-01-21        A              5,000       5,255,850
Port Auth of New York and New Jersey,
Rev Cons Thirty Seventh Ser 2004                    5.500        07-15-18        AAA            1,000       1,119,880
Rev Ref Spec Proj KIAC Partners Ser 4 (G)           6.750        10-01-19        BBB            8,700       9,242,184
Westchester Tobacco Asset
Securitization Corp,
Rev Asset Backed Bond (Zero to 7-15-09,
then 6.950%)(O)                                      Zero        07-15-39        BBB            2,000       1,608,900

North Carolina 0.92%                                                                                        4,853,465
North Carolina Eastern Municipal
Power Agency,
Rev Ref Pwr Sys Ser 2003C                           5.375        01-01-17        BBB            2,000       2,123,940
North Carolina Municipal Power
Agency Number 1,
Rev Catawba Elec Ser 2003A                          5.250        01-01-19        AAA            2,500       2,729,525

Ohio 1.10%                                                                                                  5,813,519
Akron, City of,
Rev Cert of Part Akron Municipal Baseball
Stadium Proj                                        6.900        12-01-16        A+             1,000       1,067,520
Cuyahoga, County of,
Rev Ref Cleveland Clinic Hlth Sys
Ser 2003A                                           6.000        01-01-20        A+             1,500       1,687,125
Rev Ref Cleveland Clinic Hlth Sys
Ser 2003A                                           5.750        01-01-25        A+             2,500       2,707,950
Student Loan Funding Corp,
Rev Ref Cincinnati Ohio Student
Loan Sub Ser 1991B (G)                              8.875        08-01-08        BBB-             340         350,924

Oklahoma 0.39%                                                                                              2,034,640
Tulsa Municipal Airport Trust,
Rev Ref Ser 2000A (P)                               7.750        06-01-35        B-             2,000       2,034,640

See notes to
financial statements.


17


FINANCIAL STATEMENTS

                                                 Interest        Maturity        Credit     Par value
State, issuer, description                           rate        date            rating (A)     (000)           Value
Oregon 0.64%                                                                                               $3,383,721
Western Generation Agency,
Rev Wauna Cogeneration Proj
Ser 1994A (G)                                       7.125%       01-01-21        BBB-          $3,300       3,383,721

Pennsylvania 5.98%                                                                                         31,683,354
Allegheny County Industrial
Development Auth,
Rev Ref Environmental Imp Ser 1994A                 6.700        12-01-20        BBB+           5,000       5,200,000
Allegheny County Redevelopment Auth,
Rev Tax Alloc Pittsburgh Mills Proj (G)(P)          5.600        07-01-23        BB             1,000       1,050,410
Carbon County Industrial
Development Auth,
Rev Ref Resource Recovery Panther Creek
Partners Proj                                       6.700        05-01-12        BBB-           4,960       5,393,554
Delaware County Industrial
Development Auth,
Rev Ref Resource Recovery Facil
Ser 1997A                                           6.100        07-01-13        BBB            5,000       5,226,450
Delaware, County of,
Rev Ref 1st Mtg Riddle Village Proj (G)             7.000        06-01-26        BBB-           1,250       1,257,725
Lehigh, County of,
Rev Ref St Lukes Hosp Bethlehem                     5.250        08-15-23        BBB            1,500       1,532,235
Pennsylvania Economic Development
Finance Auth,
Rev Resource Recovery Colver Proj
Ser 1994D                                           7.150        12-01-18        BBB-           1,500       1,536,060
Rev Resource Recovery Colver Proj
Ser 1994D                                           7.125        12-01-15        BBB-           7,000       7,165,550
Philadelphia Industrial Development Auth,
Rev Commercial Dev Marriot Hotel (G)                7.750        12-01-17        B+             3,250       3,321,370

Puerto Rico 9.71%                                                                                          51,398,408
Puerto Rico Aqueduct and Sewer Auth,
Rev Ref Inverse Floater (Gtd) (P)                   9.770        07-01-11        AAA            6,500       8,389,030
Rev Ref Pars & Inflos (Gtd)                         6.000        07-01-11        AAA              200         229,062
Puerto Rico Highway and
Transportation Auth,
Rev Ser PA 114 (G)(K)(P)                           10.305        01-01-08        AAA           13,130      16,889,382
Puerto Rico Public Buildings Auth,
Rev Ref Govt Facils Ser 2002F (Gtd)                 5.250        07-01-20        A-             2,000       2,216,460
Rev Unref Bal Gov't Facils Ser 2002D (Gtd)          5.250        07-01-36        A-             2,000       2,105,160
Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)                         7.890        07-01-18        Aaa            2,915       3,432,034
Rev Inverse Floater (P)                             9.595        07-01-11        AAA           14,000      18,137,280

See notes to
financial statements.


18


FINANCIAL STATEMENTS

                                                 Interest        Maturity        Credit     Par value
State, issuer, description                           rate        date            rating (A)     (000)           Value
Rhode Island 0.20%                                                                                         $1,058,770
Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope
Bay Village Ser 2002A (G)                           6.875%       05-01-22        BB            $1,000       1,058,770

South Carolina 0.85%                                                                                        4,519,201
Dorchester County School District No. 2,
Rev Growth Remedy Oppty Tax Hike                    5.250        12-01-29        A              2,000       2,077,220
Florence, County of,
Rev Ind'l Dev Stone Container Proj (G)              7.375        02-01-07        BB-            1,110       1,119,868
South Carolina Jobs-Economic
Development Auth,
Rev South Carolina Elec & Gas Co Proj
Ser 2002A                                           5.200        11-01-27        AAA            1,250       1,322,113

South Dakota 1.94%                                                                                         10,274,900
South Dakota Educational Enhancement
Funding Corp,
Rev Tobacco Settlement Asset Backed
Bond Ser 2002B                                      6.500        06-01-32        BBB           10,000      10,274,900

Tennessee 2.03%                                                                                            10,722,260
Humphreys County Industrial
Development Board,
Rev E.I. Dupont Denemours & Co Proj                 6.700        05-01-24        AA-            6,500       6,647,940
Maury County Industrial
Development Board,
Rev Ref Saturn Corp Proj                            6.500        09-01-24        BBB-           3,000       3,091,800
Metropolitan Knoxville Airport Auth,
Rev Northwest Airlines Proj (G)                     8.000        04-01-32        B-             1,000         982,520

Texas 2.44%                                                                                                12,921,758
Austin, City of,
Rev Ref Combined Util Sys Ser 1998                  6.750        11-15-10        AAA            3,125       3,685,625
Bexar County Health Facilities
Development Corp,
Rev Ref Army Retirement Residence Proj              6.300        07-01-32        BBB-           1,000       1,061,030
Brazos River Auth,
Rev Ref Poll Control Texas Utilities Co
Ser 1999A                                           7.700        04-01-33        BBB            1,500       1,770,195
Corpus Christi Housing Finance Corp,
Rev Ref Sr Ser 1991A                                7.700        07-01-11        AAA               25          25,066
Houston Independent School District,
Rev Cap Apprec Cesar E Chavez
Ser 1998A                                            Zero        09-15-16        AAA              900         539,757

See notes to
financial statements.


19


FINANCIAL STATEMENTS

                                                 Interest        Maturity        Credit     Par value
State, issuer, description                           rate        date            rating (A)     (000)           Value
Texas (continued)
Port Corpus Christi Industrial
Development Corp,
Rev Citgo Petroleum Corp Proj                       8.250%       11-01-31        BB            $2,000      $2,151,220
Rev Ref Valero Energy Corp Proj
Ser 1997B                                           5.400        04-01-18        BBB            2,500       2,579,575
Sabine River Auth,
Rev Ref TXU Energy Co LLC Proj
Ser 2003B                                           6.150        08-01-22        BBB            1,000       1,109,290

Utah 0.42%                                                                                                  2,217,402
Mountain Regional Water Special
Service District,
Rev Spec Assessment Spec Imp
Dist No. 2002-1 (G)                                 7.000        12-01-18        BB-              965         965,482
Salt Lake City Hospital,
Rev Ref IHC Hosp Inc Ser 1998A                      8.125        05-15-15        AAA            1,000       1,251,920

Virgin Islands 0.19%                                                                                        1,024,050
Virgin Islands Water & Power Auth,
Rev Ref Wtr Sys (G)                                 5.500        07-01-17        BB+            1,000       1,024,050

Virginia 1.08%                                                                                              5,723,940
Pittsylvania County Industrial
Development Auth,
Rev Exempt Facil Ser 1994A (G)                      7.550        01-01-19        BB             3,500       3,588,690
Pocahontas Parkway Association,
Rev Toll Rd Cap Apprec Sr Ser 1998B                  Zero        08-15-19        BB             5,000       2,135,250

Washington 4.21%                                                                                           22,310,857
King, County of,
Gen Oblig Unltd                                     5.000        12-01-16        AAA            5,860       6,342,337
Seattle, Port of,
Rev Northwest Airlines Proj (G)                     7.250        04-01-30        B-             1,700       1,602,862
Rev Ref Ser 2003A                                   5.250        07-01-16        AAA            1,000       1,100,530
Washington Public Power Supply System,
Ref Rev Nuclear Proj No. 1 Ser 1989B                7.125        07-01-16        AA-            1,500       1,912,080
Washington Tobacco Settlement Auth,
Rev Asset Backed Bond                               6.500        06-01-26        BBB            4,475       4,609,698
Washington, State of,
Gen Oblig Unltd Ser 1990A                           6.750        02-01-15        AA             1,000       1,207,800
Gen Oblig Unltd Ser 2000B                           6.000        01-01-25        AA             5,000       5,535,550

West Virginia 0.66%                                                                                         3,515,646
West Virginia State Hospital Finance Auth,
Rev Preref Charleston Area Med Ctr                  6.750        09-01-22        A2             2,400       2,847,288
Rev Unref Bal Charleston Area Med Ctr               6.750        09-01-22        A2               600         668,358

See notes to
financial statements.


20


FINANCIAL STATEMENTS

                                                 Interest        Maturity        Credit     Par value
State, issuer, description                           rate        date            rating (A)     (000)           Value
Wyoming 0.34%                                                                                              $1,809,967
Campbell, County of,
Rev Ref Poll Control Black Hills
Pwr Inc Proj                                        5.350%       10-01-24        Baa2          $1,775       1,809,967

Total investments 98.67%                                                                                 $522,524,407

Other assets and liabilities, net 1.33%                                                                    $7,046,205

Total net assets 100.00%                                                                                 $529,570,612


(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available, unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's by-laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is as follows:


                                                                 Value as a
                                                                 percentage
                                   Acquisition    Acquisition     of Fund's          Value as of
  Issuer, description                     date           cost    net assets    February 28, 2005
-------------------------------------------------------------------------------------------------
Puerto Rico Highway and
Transportation Auth, Rev
Ser PA 114, 10.305%, 01-01-08         04-02-96    $14,925,160         3.19%          $16,889,382



(N) This security having an aggregate value of $1,103,340 or 0.21% of the Fund's net assets, has been purchased on a when-issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when-issued commitments. Accordingly, the market value of $1,132,390 of Foothill/Eastern Transportation Corridor Agency, 6.000%, 01-01-16 has been segregated to cover the when-issued commitments.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on February 28, 2005.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,440,760 or 0.84% of the Fund's net assets as of February 28, 2005.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

February 28, 2005
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments, at value (cost $474,708,547)                        $522,524,407
Cash                                                                  346,369
Receivable for investments sold                                     1,212,475
Receivable for shares sold                                            142,452
Interest receivable                                                 7,308,042
Unrealized appreciation of swap contracts                              30,637
Other assets                                                          173,200

Total assets                                                      531,737,582

Liabilities
Payable for investments purchased                                   1,113,670
Payable for shares repurchased                                        356,412
Dividends payable                                                     208,586
Payable to affiliates
Management fees                                                       236,018
Distribution and service fees                                          24,076
Other                                                                  41,208
Other payables and accrued expenses                                   187,000

Total liabilities                                                   2,166,970

Net assets
Capital paid-in                                                   499,833,601
Accumulated net realized loss on investments                      (19,276,136)
Net unrealized appreciation of investments
and swap contracts                                                 47,846,497
Accumulated net investment income                                   1,166,650

Net assets                                                       $529,570,612

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($488,206,458 [DIV] 47,398,493 shares)                         $10.30
Class B ($33,692,463 [DIV] 3,270,376 shares)                           $10.30
Class C ($7,671,691 [DIV] 744,826 shares)                              $10.30

Maximum offering price per share
Class A 1 ($10.30 [DIV] 95.5%)                                         $10.79

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
February 28, 2005
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also
shows net gains
(losses) for the
period stated.

Investment income
Interest                                                          $15,158,504

Total investment income                                            15,158,504

Expenses
Investment management fees                                          1,453,378
Class A distribution and service fees                                 609,549
Class B distribution and service fees                                 182,433
Class C distribution and service fees                                  38,182
Transfer agent fees                                                   212,601
Miscellaneous                                                          69,195
Accounting and legal services fees                                     59,815
Custodian fees                                                         49,667
Professional fees                                                      24,250
Printing                                                               22,006
Registration and filing fees                                           21,599
Trustees' fees                                                         12,317
Interest                                                                  408

Total expenses                                                      2,755,400
Less expense reductions                                                  (855)

Net expenses                                                        2,754,545

Net investment income                                              12,403,959

Realized and unrealized gain
Net realized gain on investments                                    1,870,041

Change in net unrealized appreciation (depreciation) of
Investments                                                         1,323,400
Swap contracts                                                        729,220

Net realized and unrealized gain                                    3,922,661

Increase in net assets from operations                            $16,326,620

1 Semiannual period from 9-1-04 through 2-28-05.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                           Year        Period
                                                          ended         ended
                                                        8-31-04       2-28-05 1
Increase (decrease) in net assets
From operations

Net investment income                               $26,674,776   $12,403,959
Net realized gain                                     4,640,066     1,870,041
Change in net unrealized
appreciation (depreciation)                           9,710,315     2,052,620

Increase in net assets resulting
from operations                                      41,025,157    16,326,620

Distributions to shareholders
From net investment income
Class A                                             (24,379,687)  (11,478,962)
Class B                                              (1,815,148)     (721,663)
Class C                                                (313,768)     (150,984)
                                                    (26,508,603)  (12,351,609)
From Fund share transactions                        (40,356,658)  (12,352,323)

Net assets
Beginning of period                                 563,788,028   537,947,924

End of period 2                                    $537,947,924  $529,570,612

1 Semiannual period from 9-1-04 through 2-28-05. Unaudited.

2 Includes accumulated net investment income of $1,114,300 and $1,166,650 respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES


The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                      8-31-00 1   8-31-01 1   8-31-02 1,2   8-31-03   8-31-04   2-28-05 3
Per share operating performance
Net asset value,
beginning of period                                $10.36      $10.30      $10.72        $10.40     $9.96    $10.22
Net investment income 4                              0.56        0.54        0.55          0.53      0.49      0.24
Net realized and unrealized
gain (loss) on investments                          (0.06)       0.44       (0.32)        (0.45)     0.26      0.08
Total from
investment operations                                0.50        0.98        0.23          0.08      0.75      0.32
Less distributions
From net investment income                          (0.56)      (0.54)      (0.54)        (0.52)    (0.49)    (0.24)
From net realized gain                                 -- 5     (0.02)      (0.01)           --        --        --
                                                    (0.56)      (0.56)      (0.55)        (0.52)    (0.49)    (0.24)
Net asset value, end of period                     $10.30      $10.72      $10.40         $9.96    $10.22    $10.30
Total return 6 (%)                                   5.09 7      9.89 7      2.33 7        0.70 7    7.70 7    3.16 8

Ratios and supplemental data
Net assets, end of period
(in millions)                                        $522        $548        $550          $507      $492      $488
Ratio of expenses
to average net assets (%)                            0.85        0.86        0.96          0.97      0.96      0.97 9
Ratio of adjusted expenses
to average net assets 10 (%)                         1.00        0.98        0.99          0.98      0.97        --
Ratio of net investment income
to average net assets (%)                            5.53        5.22        5.34          5.11      4.87      4.73 9
Portfolio turnover (%)                                 12          24          22            23        49        23

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES


Period ended                                      8-31-00 1   8-31-01 1   8-31-02 1,2   8-31-03   8-31-04   2-28-05 3
Per share operating performance
Net asset value,
beginning of period                                $10.36      $10.30      $10.72        $10.40     $9.96    $10.22
Net investment income 4                              0.48        0.47        0.47          0.45      0.42      0.20
Net realized and unrealized
gain (loss) on investments                          (0.06)       0.44       (0.32)        (0.45)     0.26      0.08
Total from
investment operations                                0.42        0.91        0.15            --      0.68      0.28
Less distributions
From net investment income                          (0.48)      (0.47)      (0.46)        (0.44)    (0.42)    (0.20)
From net realized gain                                 -- 5     (0.02)      (0.01)           --        --        --
                                                    (0.48)      (0.49)      (0.47)        (0.44)    (0.42)    (0.20)
Net asset value, end of period                     $10.30      $10.72      $10.40         $9.96    $10.22    $10.30
Total return 6 (%)                                   4.31 7      9.07 7      1.57 7       (0.05) 7   6.89 7    2.78 8

Ratios and supplemental data
Net assets, end of period
(in millions)                                         $97         $85         $60           $49       $39       $34
Ratio of expenses
to average net assets (%)                            1.60        1.61        1.71          1.72      1.72      1.72 9
Ratio of adjusted expenses
to average net assets 10 (%)                         1.75        1.73        1.75          1.73      1.73        --
Ratio of net investment income
to average net assets (%)                            4.78        4.47        4.59          4.36      4.11      3.98 9
Portfolio turnover (%)                                 12          24          22            23        49        23

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES


Period ended                                      8-31-00 1   8-31-01 1   8-31-02 1,2   8-31-03   8-31-04   2-28-05 3
Per share operating performance
Net asset value,
beginning of period                                $10.36      $10.30      $10.72        $10.40     $9.96    $10.22
Net investment income 4                              0.47        0.45        0.47          0.45      0.42      0.20
Net realized and unrealized
gain (loss) on investments                          (0.06)       0.44       (0.32)        (0.45)     0.26      0.08
Total from
investment operations                                0.41        0.89        0.15          0.00      0.68      0.28
Less distributions
From net investment income                          (0.47)      (0.45)      (0.46)        (0.44)    (0.42)    (0.20)
From net realized gain                                 -- 5     (0.02)      (0.01)           --        --        --
                                                    (0.47)      (0.47)      (0.47)        (0.44)    (0.42)    (0.20)
Net asset value, end of period                     $10.30      $10.72      $10.40         $9.96    $10.22    $10.30
Total return 6 (%)                                   4.19 7      8.96 7      1.53         (0.05) 7   6.89 7    2.78 8

Ratios and supplemental data
Net assets, end of period
(in millions)                                          $1          $3          $7            $8        $8        $8
Ratio of expenses
to average net assets (%)                            1.70        1.71        1.75          1.72      1.71      1.72 9
Ratio of adjusted expenses
to average net assets 10 (%)                         1.75        1.73          --          1.73      1.72        --
Ratio of net investment income
to average net assets (%)                            4.60        4.37        4.55          4.35      4.11      3.97 9
Portfolio turnover (%)                                 12          24          22            23        49        23


 1 Audited by previous auditor.

 2 As required, effective 9-1-01 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 8-31-02 was to increase net investment income per share by $0.01, increase net realized and unrealized losses per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 5.23%, 4.48% and 4.44% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01 have not been restated to reflect this change in presentation.

 3 Semiannual period from 9-1-04 through 2-28-05. Unaudited.

 4 Based on the average of the shares outstanding.

 5 Less than $0.01 per share.

 6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 8 Not annualized.

 9 Annualized.

10 Does not take into consideration expense reductions during the periods shown.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Tax-Free Bond Fund (the "Fund") is a diversified series of John Hancock Municipal Securities Trust (formerly known as John Hancock Tax-Free Bond Trust), an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide as high a level of interest income exempt from federal income taxes as is consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a "when-issued" or "forward commitment" basis, which means that the securities will be delivered to the Fund at a future date, usually beyond the customary settlement date.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by John Hancock Advisers, LLC (the"Adviser"), in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. The Adviser is a wholly owned subsidiary of John Hancock Financial Services, Inc. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended February 28, 2005.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund's portfolio against interest rate fluctuations or to enhance the Fund's income. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts. Accrued interest receivable or payable on the swap contracts, if any, is recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty's ability to perform under the contract, and may decline in value if the counterparty's creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund had the following interest rate swap contracts open on February 28, 2005:

                        RATE TYPE
             ---------------------------------
             PAYMENTS                                              UNREALIZED
NOTIONAL     MADE       PAYMENTS RECEIVED        TERMINATION    APPRECIATION/
AMOUNT       BY FUND    BY FUND                  DATE           (DEPRECIATION)
------------------------------------------------------------------------------
$4,000,000   3.73%(a)   Weekly Muni Swap Index   June 2015             $3,765
 4,000,000   3.63%(a)   Weekly Muni Swap Index   June 2015             38,601
 6,000,000   3.78%(a)   Weekly Muni Swap Index   July 2015            (11,729)
------------------------------------------------------------------------------
                                                                      $30,637
(a) Fixed rate

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $16,872,485 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: August 31, 2010 -- $1,302,391 and August 31, 2011 -- $8,732,476 and August 31, 2012 -- $6,837,618.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2004, the tax character of distributions paid was as follows: ordinary income $130,147 and $26,378,456 of exempt income. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.55% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.50% of the next $500,000,000 and (c) 0.45% of the Fund's average daily net asset value in excess of $1,000,000,000.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $855, which had no impact on the Fund's annualized ratio of expenses to average net assets, for the period ended February 28, 2005. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities

Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended February 28, 2005, JH Funds received net up-front sales charges of $104,270 with regard to sales of Class A shares. Of this amount, $13,005 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $30,152 was paid as sales commissions to unrelated broker-dealers and $61,113 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2005, CDSCs received by JH Funds amounted to $33,634 for Class B shares and $977 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of Class A, Class B and Class C average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. There were no transfer agent fee reductions during the period ended February 28, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $59,815. The Fund also paid the Adviser the amount of $162 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and officer of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


                                  Year ended 8-31-04          Period ended 2-28-05 1
                              Shares          Amount        Shares          Amount
Class A shares
Sold                       1,889,340     $19,281,792       731,679      $7,534,474
Distributions reinvested   1,757,388      17,904,403       806,823       8,313,826
Repurchased               (6,469,912)    (65,814,160)   (2,221,355)    (22,901,531)
Net decrease              (2,823,184)   ($28,627,965)     (682,853)    ($7,053,231)

Class B shares
Sold                         257,272      $2,624,472       109,260      $1,133,427
Distributions reinvested     111,796       1,139,242        42,904         442,022
Repurchased               (1,499,134)    (15,282,616)     (652,513)     (6,723,225)
Net decrease              (1,130,066)   ($11,518,902)     (500,349)    ($5,147,776)

Class C shares
Sold                         189,412      $1,919,378        35,162        $362,474
Distributions reinvested      22,276         227,001         8,955          92,270
Repurchased                 (232,399)     (2,356,170)      (58,817)       (606,060)
Net decrease                 (20,711)      ($209,791)      (14,700)      ($151,316)

Net decrease              (3,973,961)   ($40,356,658)   (1,197,902)   ($12,352,323)

1 Semiannual period from 9-1-04 through 2-28-05. Unaudited.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 28, 2005, aggregated $120,960,689 and $134,608,047, respectively.

The cost of investments owned on February 28, 2005, including short-term investments, for federal income tax purposes, was $473,464,727. Gross unrealized appreciation and depreciation of investments aggregated $52,111,914 and $3,052,234, respectively, resulting in net unrealized appreciation of $49,059,680. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the accretion of discounts on debt securities.

Note E
Shareholder meeting

On December 1, 2004, a special meeting of shareholders of the Fund was held to elect nine Trustees effective January 1, 2005.

Proxies covering 32,782,546 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                               WITHHELD
                               FOR            AUTHORITY
--------------------------------------------------------
James F. Carlin                32,233,589       548,957
Richard P. Chapman Jr.         32,188,984       593,562
William H. Cunningham          32,205,929       576,617
Ronald R. Dion                 32,238,864       543,682
Charles L. Ladner              32,178,662       603,884
Dr. John A. Moore              32,231,292       551,254
Patti McGill Peterson          32,214,842       567,704
Steven R. Pruchansky           32,231,665       550,881
James A. Shepherdson           32,237,914       544,632

OUR FAMILY
OF FUNDS

----------------------------------------------------------
Equity                  Balanced Fund
                        Classic Value Fund
                        Core Equity Fund
                        Focused Equity Fund
                        Growth Trends Fund
                        International Fund
                        Large Cap Equity Fund
                        Large Cap Select Fund
                        Mid Cap Growth Fund
                        Multi Cap Growth Fund
                        Small Cap Fund
                        Small Cap Equity Fund
                        Small Cap Growth Fund
                        Sovereign Investors Fund
                        U.S. Global Leaders Growth Fund

----------------------------------------------------------
Sector                  Biotechnology Fund
                        Financial Industries Fund
                        Health Sciences Fund
                        Real Estate Fund
                        Regional Bank Fund
                        Technology Fund

----------------------------------------------------------
Income                  Bond Fund
                        Government Income Fund
                        High Income Fund
                        High Yield Fund
                        Investment Grade Bond Fund
                        Strategic Income Fund

----------------------------------------------------------
Tax-Free Income         California Tax-Free Income Fund
                        High Yield Municipal Bond Fund
                        Massachusetts Tax-Free Income Fund
                        New York Tax-Free Income Fund
                        Tax-Free Bond Fund

----------------------------------------------------------
Money Market            Money Market Fund
                        U.S. Government Cash Reserve

A fund's investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit our Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

OUR WEB SITE

A wealth of information--
www.jhfunds.com

------------------------------------------------
View the latest information for your account.
------------------------------------------------
Transfer money from one account to another.
------------------------------------------------
Get current quotes for major market indexes.
------------------------------------------------
Use our online calculators to help you with your
financial goals.
------------------------------------------------
Get up-to-date commentary from John Hancock
Funds investment experts.
------------------------------------------------
Access forms, applications and tax information.
------------------------------------------------

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site     On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy      www.sec.gov


Trustees

Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith,
USMC (Ret.)

* Members of the Audit Committee

Officers

James A. Shepherdson
President and
Chief Executive Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.


How to contact us

Internet    www.jhfunds.com

Mail        Regular mail:                       Express mail:
            John Hancock                        John Hancock
            Signature Services, Inc.            Signature Services, Inc.
            1 John Hancock Way, Suite 1000      Mutual Fund Image Operations
            Boston, MA 02217-1000               529 Main Street
                                                Charlestown, MA 02129

Phone       Customer service representatives    1-800-225-5291
            24-hour automated information       1-800-338-8080
            TDD line                            1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
Tax-Free Bond Fund.


520SA  2/05
       4/05

ITEM 2.  CODE OF ETHICS.

As of the end of the period, February 28, 2005, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective February 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a) Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b) Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-trade reporting and a 30 day hold requirement for all employees.

(c) A new requirement for "heightened preclearance" with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may
recommend nominees to the registrant's Board of Trustees.   A copy of the
procedures is filed as an exhibit to this Form N-CSR. See attached
"John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

(c)(2) Contact person at the registrant.

(c)(3) Code of Ethics for Senior Financial Officers is attached.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    April 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    April 27, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    April 27, 2005